PROMISSORY NOTE TO RELATED PARTIES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 13, 2023	Aug. 16, 2024	Jun. 30, 2025	Jun. 30, 2024
Accretion of liability			$ 84,718	$ 103,380
Stock price per share	$ 0.07	$ 0.07
Conversion of stock, shares		9,655,542
Conversion of stock, value		$ 675,888
Interest promissory notes rate			2.00%
Interest on promissory notes			$ 1,738	$ 13,536
Account payable	$ 675,888
Debt Agreement [Member]
Face value principal amount	$ 675,888
Common stock per share	$ 0.07
Coupan interest	2.00%
Promissory Note [Member]
Stock price per share		$ 0.07
May 12, 2025 [Member] | Promissory Note [Member]
Face value principal amount			$ 481,023
Risk free interest rate			4.03%
Credit spread percentage			11.60%
Liquidity Risk Premium			5.60%
August 16 2024 [Member] | Borneo Oil Berhad [Member]
Account payable			$ 675,888
Restricted common stock, share issuance shares			9,655,542